Other income	12 Months Ended
Dec. 31, 2017
Other income.
Other income

15. Other income

	2017	2016	2015
	(€ in thousands)
Grant income	870	1,632	3,188
Rental income from property subleases	625	196	47
	1,495	1,828	3,235

In August 2014, the Company entered into an agreement with Cystic Fibrosis Foundation Therapeutics, Inc., or CFFT, a subsidiary of the Cystic Fibrosis Foundation, pursuant to which CFFT agreed to provide the Company with up to $ 3 million (€ 2.5 million) to support the clinical development of eluforsen. The grant is recognized in other income in the same period in which the related R&D costs are recognized.

In 2015, the European Commission (EC) through its Horizon 2020 program awarded ProQR and its academic partners a grant of € 6 million (ProQR: € 4.6 million) to support the clinical development of eluforsen through December 31, 2017. Horizon 2020 is one of the largest research and innovation programs in the European Union with nearly € 80 billion in available funding for qualified projects from 2014 to 2020.

Both grants are recognized in other income in the same period in which the related R&D costs are recognized.